UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 47.8%
Australia - 1.8%
Australia Government Bond
Series 128
5.75%, 7/15/22 (a)	AUD	82,985	$74,593,170
Series 142
4.25%, 4/21/26 (a)		48,755	42,419,538

			117,012,708

Belgium - 3.0%
Kingdom of Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)	EUR	15,455	21,022,546
Series 71
3.75%, 6/22/45 (a)		2,300	3,826,282
Series 72
2.60%, 6/22/24 (a)		61,431	81,424,196
Series 75
1.00%, 6/22/31 (a)		7,115	7,960,919
Series 81
0.80%, 6/22/27 (a)		70,935	81,039,331

			195,273,274

Canada - 2.0%
Canadian Government Bond
2.25%, 6/01/25	CAD	20,585	16,578,132
2.50%, 6/01/24		120,140	98,226,401
2.75%, 12/01/48		17,110	15,024,976

			129,829,509

Colombia - 0.2%
Colombian TES
Series B
7.00%, 5/04/22	COP	40,999,400	14,046,551

France - 1.5%
French Republic Government Bond OAT
2.50%, 5/25/30 (a)	EUR	43,205	57,725,197
3.50%, 4/25/26 (a)		30,845	44,011,972

			101,737,169

Germany - 2.7%
Bundesrepublik Deutschland
2.50%, 7/04/44-8/15/46 (a)		120,922	178,949,962

Ireland - 0.6%
Ireland Government Bond
1.00%, 5/15/26 (a)		37,007	42,742,927

Italy - 5.5%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		74,000	86,445,458
3.75%, 5/01/21		27,335	35,084,540
4.00%, 9/01/20		1,870	2,387,734

	Principal Amount (000)		U.S. $ Value
4.25%, 9/01/19	EUR	6,710	$8,362,315
4.50%, 8/01/18		46,065	55,372,014
5.50%, 11/01/22		127,805	179,586,436

			367,238,497

Japan - 3.7%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	1,086,000	9,701,111
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	64,593,278
Series 158
0.50%, 9/20/36		19,549,150	171,949,787

			246,244,176

Malaysia - 0.5%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	136,615	31,926,279

Mexico - 2.6%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	1,451,021	79,710,065
8.00%, 6/11/20		1,296,690	74,129,178
Series M 20
10.00%, 12/05/24		231,766	15,230,842

			169,070,085

New Zealand - 1.0%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (a)	NZD	76,333	64,337,018

Poland - 0.1%
Republic of Poland Government Bond
Series 727
2.50%, 7/25/27	PLN	38,885	9,769,494

Russia - 0.5%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	2,060,275	33,630,256

Singapore - 0.4%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	28,059,685

South Africa - 1.2%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	885,471	60,376,695
Series R186
10.50%, 12/21/26		253,799	21,515,562

			81,892,257

	Principal Amount (000)		U.S. $ Value
Spain - 1.9%
Spain Government Bond
1.30%, 10/31/26 (a)	EUR	56,976	$64,435,319
2.90%, 10/31/46 (a)		2,889	3,338,409
4.10%, 7/30/18 (a)		46,350	55,462,449
4.70%, 7/30/41 (a)		2,343	3,664,042

			126,900,219

Sweden - 3.0%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	1,432,545	199,282,182

United Kingdom - 4.5%
United Kingdom Gilt
1.50%, 7/22/26 (a)	GBP	52,330	69,973,868
1.75%, 9/07/22 (a)		41,640	57,205,173
2.00%, 7/22/20-9/07/25 (a)		84,605	117,012,820
4.25%, 12/07/40 (a)		29,600	55,854,118

			300,045,979

United States - 11.0%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	3,675	3,420,047
2.875%, 5/15/43 (b)		25,920	26,171,100
2.875%, 11/15/46		62,670	63,012,730
3.00%, 11/15/44-2/15/47		88,770	91,527,575
3.625%, 8/15/43		33,835	38,931,397
4.625%, 2/15/40		10,100	13,317,797
U.S. Treasury Notes
1.125%, 7/31/21		15,210	14,824,997
1.375%, 4/30/20 (c)		18,570	18,488,756
1.375%, 5/31/21		53,325	52,591,781
1.625%, 2/15/26-5/15/26		113,745	107,930,589
2.00%, 2/15/25-11/15/26		91,680	89,757,711
2.125%, 1/31/21		51,590	52,388,035
2.25%, 3/31/21 (b)		15,999	16,316,481
2.25%, 11/15/25-2/15/27		139,000	138,653,978

			727,332,974

Uruguay - 0.1%
Uruguay Government International Bond
9.875%, 6/20/22 (a)	UYU	110,704	4,008,225

Total Governments - Treasuries (cost $3,106,566,399)			3,169,329,426

CORPORATES - INVESTMENT GRADE - 19.5%
Industrial - 10.4%
Basic - 1.3%
Agrium, Inc.
3.375%, 3/15/25	U.S.$	105	105,203
Alpek SAB de CV
4.50%, 11/20/22 (a)		250	259,688

	Principal Amount (000)		U.S. $ Value
BHP Billiton Finance USA Ltd.
6.42%, 3/01/26	U.S.$	147	$179,837
Braskem Finance Ltd.
6.45%, 2/03/24		6,285	6,726,927
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	276,148
Dow Chemical Co. (The)
8.55%, 5/15/19		3,000	3,360,108
Equate Petrochemical BV
3.00%, 3/03/22 (a)		15,619	15,405,020
4.25%, 11/03/26 (a)		200	202,800
Fibria Overseas Finance Ltd.
5.50%, 1/17/27		6,868	7,013,945
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		167	182,979
Gerdau Trade, Inc.
5.75%, 1/30/21 (a)		13,700	14,400,070
Glencore Finance Europe SA
1.75%, 3/17/25 (a)	EUR	3,990	4,449,980
3.375%, 9/30/20 (a)		1,555	1,936,569
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	2,923	2,999,477
4.625%, 4/29/24 (a)		7,550	7,886,858
GTL Trade Finance, Inc.
5.893%, 4/29/24 (a)		1,704	1,721,040
International Paper Co.
3.00%, 2/15/27		295	283,760
Inversiones CMPC SA
4.375%, 4/04/27 (a)		265	268,650
Minsur SA
6.25%, 2/07/24 (a)		5,248	5,637,354
Monsanto Co.
2.85%, 4/15/25		275	265,856
Mosaic Co. (The)
5.625%, 11/15/43		3,238	3,304,845
OCP SA
5.625%, 4/25/24 (a)		1,784	1,928,950
Southern Copper Corp.
3.875%, 4/23/25		310	318,137
Vale Overseas Ltd.
5.875%, 6/10/21		2,642	2,842,792
6.25%, 8/10/26		15	16,181
6.875%, 11/21/36		186	199,485
Yamana Gold, Inc.
4.95%, 7/15/24		3,336	3,368,386

			85,541,045

Capital Goods - 0.3%
General Electric Co.
4.65%, 10/17/21		197	216,745
Series D
5.00%, 1/21/21(d)		3,300	3,499,508
Series G
6.875%, 1/10/39		175	253,263

	Principal Amount (000)		U.S. $ Value
Holcim Finance Luxembourg SA
2.25%, 5/26/28 (a)	EUR	10,740	$12,765,835

			16,735,351

Communications - Media - 0.9%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	1,768	1,794,762
CBS Corp.
2.50%, 2/15/23		130	128,735
3.50%, 1/15/25		55	55,576
4.90%, 8/15/44		55	58,115
5.75%, 4/15/20		208	227,431
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.579%, 7/23/20		4,300	4,444,106
4.908%, 7/23/25		13,250	14,314,041
6.484%, 10/23/45		215	258,707
Comcast Corp.
3.15%, 3/01/26		160	160,930
4.25%, 1/15/33		350	372,188
4.75%, 3/01/44		200	222,508
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,722,571
4.50%, 6/30/43 (a)		160	143,905
Discovery Communications LLC
3.45%, 3/15/25		3,723	3,608,287
Grupo Televisa SAB
4.625%, 1/30/26		200	210,951
6.625%, 3/18/25		190	224,881
Myriad International Holdings BV
4.85%, 7/06/27 (a)		6,717	6,745,554
6.00%, 7/18/20 (a)		5,287	5,687,067
Omnicom Group, Inc.
3.60%, 4/15/26		201	202,407
4.45%, 8/15/20		150	159,650
RELX Capital, Inc.
8.625%, 1/15/19		30	32,837
Sky Group Finance PLC
5.75%, 10/20/17 (a)	GBP	3,977	5,254,076
Thomson Reuters Corp.
4.30%, 11/23/23	U.S.$	250	267,956
Time Warner Cable LLC
4.50%, 9/15/42		100	95,442
5.25%, 7/15/42	GBP	1,600	2,488,365
6.55%, 5/01/37	U.S.$	105	125,721
Time Warner, Inc.
3.55%, 6/01/24		6,274	6,361,284
3.60%, 7/15/25		150	150,323
Viacom, Inc.
3.875%, 12/15/21		188	195,766
4.375%, 3/15/43		127	112,891
5.625%, 9/15/19		10	10,670
WPP Finance 2010
4.75%, 11/21/21		83	89,819

			56,927,522

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 1.2%
America Movil SAB de CV
4.375%, 7/16/42	U.S.$	200	$201,009
AT&T, Inc.
3.40%, 5/15/25		2,453	2,407,458
3.60%, 2/17/23		2,994	3,057,955
3.80%, 3/15/22		733	759,424
4.125%, 2/17/26		5,849	5,994,079
4.45%, 5/15/21		4,259	4,531,120
4.50%, 3/09/48		130	122,298
4.75%, 5/15/46		207	203,326
4.80%, 6/15/44		70	69,276
5.45%, 3/01/47		195	209,974
5.80%, 2/15/19		2,937	3,113,916
British Telecommunications PLC
9.125%, 12/15/30 (e)		150	228,141
Empresa Nacional de
Telecomunicaciones SA
4.875%, 10/30/24 (a)		4,969	5,173,679
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,141,880
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	U.S.$	8,433	8,507,210
Telefonica Emisiones SAU
5.213%, 3/08/47		7,294	7,870,226
Verizon Communications, Inc.
2.625%, 8/15/26		5,310	4,900,063
3.50%, 11/01/24		23,074	23,289,580
3.85%, 11/01/42		255	222,155
4.272%, 1/15/36		7,365	7,107,505
4.522%, 9/15/48		215	203,757
4.862%, 8/21/46		140	139,858
5.50%, 3/16/47		55	60,118
Vodafone Group PLC
6.15%, 2/27/37		30	36,384

			82,550,391

Consumer Cyclical - Automotive - 0.4%
BMW US Capital LLC
2.00%, 4/11/21 (a)		515	510,583
2.15%, 4/06/20 (a)		265	266,352
Ford Motor Credit Co. LLC
3.81%, 1/09/24		1,050	1,064,848
4.134%, 8/04/25		12,290	12,497,713
5.00%, 5/15/18		4,545	4,661,916
5.875%, 8/02/21		2,999	3,336,531
Series G
4.389%, 1/08/26		200	206,098
General Motors Co.
4.875%, 10/02/23		90	96,605
General Motors Financial Co., Inc.
3.70%, 5/09/23		200	203,180
4.00%, 1/15/25		124	124,709
4.30%, 7/13/25		150	153,209
5.25%, 3/01/26		175	188,932

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	U.S.$	4,000	$4,184,748
Hyundai Capital America
2.55%, 4/03/20 (a)		177	177,098
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (a)		270	264,695
Nissan Motor Acceptance Corp.
2.25%, 1/13/20 (a)		265	265,649

			28,202,866

Consumer Cyclical - Entertainment - 0.2%
Carnival Corp.
1.625%, 2/22/21	EUR	11,695	13,919,832

Consumer Cyclical - Other - 0.1%
Owens Corning
7.00%, 12/01/36 (e)	U.S.$	85	109,071
Wyndham Worldwide Corp.
2.50%, 3/01/18		40	40,171
4.25%, 3/01/22		3,300	3,469,758

			3,619,000

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
6.30%, 10/15/37		165	214,821

Consumer Cyclical - Retailers - 0.0%
Advance Auto Parts, Inc.
4.50%, 12/01/23		210	223,027
AutoNation, Inc.
4.50%, 10/01/25		105	109,768
Dollar General Corp.
4.15%, 11/01/25		186	196,101
Home Depot, Inc. (The)
5.40%, 9/15/40		205	251,374
Lowe’s Cos., Inc.
3.70%, 4/15/46		260	250,340
Wal-Mart Stores, Inc.
4.00%, 4/11/43		70	73,859
5.25%, 9/01/35		210	256,770
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		507	522,700

			1,883,939

Consumer Non-Cyclical - 2.0%
Abbott Laboratories
3.25%, 4/15/23		750	761,363
AbbVie, Inc.
1.375%, 5/17/24	EUR	7,530	8,681,310
2.50%, 5/14/20	U.S.$	2,867	2,898,405
2.90%, 11/06/22		300	302,874
3.20%, 5/14/26		15	14,839
3.60%, 5/14/25		8,490	8,682,765
4.70%, 5/14/45		100	106,399
Actavis Funding SCS
3.00%, 3/12/20		385	393,132

	Principal Amount (000)		U.S. $ Value
Ahold Finance USA LLC
6.875%, 5/01/29	U.S.$	5,029	$6,310,460
Altria Group, Inc.
2.85%, 8/09/22		390	395,618
3.875%, 9/16/46		115	111,575
9.25%, 8/06/19		400	458,966
Amgen, Inc.
2.25%, 8/19/23		270	262,185
4.40%, 5/01/45		315	324,134
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21		530	536,558
3.65%, 2/01/26		19,782	20,374,926
BAT International Finance PLC
2.75%, 6/15/20 (a)		100	101,270
Baxalta, Inc.
3.60%, 6/23/22		226	233,931
Becton Dickinson and Co.
2.894%, 6/06/22		110	110,014
3.734%, 12/15/24		38	38,638
Biogen, Inc.
3.625%, 9/15/22		153	160,133
4.05%, 9/15/25		150	158,599
BRF GmbH
4.35%, 9/29/26 (a)		200	187,136
Bunge Ltd. Finance Corp.
3.50%, 11/24/20		174	178,273
8.50%, 6/15/19		9,015	10,069,755
Cardinal Health, Inc.
3.079%, 6/15/24		275	275,539
Celgene Corp.
3.625%, 5/15/24		190	196,764
Express Scripts Holding Co.
3.00%, 7/15/23		275	274,504
Gilead Sciences, Inc.
3.50%, 2/01/25		55	56,492
3.65%, 3/01/26		530	545,123
4.60%, 9/01/35		210	226,888
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		275	283,352
Imperial Brands Finance PLC
2.95%, 7/21/20 (a)		250	254,330
JM Smucker Co. (The)
2.50%, 3/15/20		91	91,785
3.00%, 3/15/22		155	157,743
Kraft Heinz Foods Co.
3.50%, 6/06/22		435	449,338
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	101,359
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	7,675	6,158,288
McKesson Corp.
1.50%, 11/17/25	EUR	8,112	9,259,098
Medtronic, Inc.
2.50%, 3/15/20	U.S.$	250	253,616
3.15%, 3/15/22		300	310,399
3.50%, 3/15/25		490	509,435

	Principal Amount (000)		U.S. $ Value
Merck & Co., Inc.
2.75%, 2/10/25	U.S.$	535	$532,642
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/19 (a)		270	267,288
Mylan NV
3.15%, 6/15/21		9,784	9,953,586
3.95%, 6/15/26		2,515	2,550,796
Mylan, Inc.
3.125%, 1/15/23 (a)		100	99,530
4.20%, 11/29/23		105	110,035
Pfizer, Inc.
2.75%, 6/03/26		845	831,799
Philip Morris International, Inc.
4.25%, 11/10/44		105	108,200
Procter & Gamble Co. (The)
1.90%, 11/01/19		228	229,203
Reynolds American, Inc.
4.45%, 6/12/25		8,300	8,901,825
5.85%, 8/15/45		2,887	3,533,861
Shire Acquisitions Investments Ireland
DAC
2.875%, 9/23/23		520	514,918
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		220	222,475
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		113	113,852
Stryker Corp.
2.625%, 3/15/21		68	68,671
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		10,340	10,068,575
3.15%, 10/01/26		6,797	6,448,654
Tyson Foods, Inc.
2.65%, 8/15/19		49	49,617
3.95%, 8/15/24		5,596	5,866,460
4.50%, 6/15/22		16	17,326
4.55%, 6/02/47		110	115,596
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		205	206,767

			132,068,987

Energy – 2.2%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		50	62,533
Anadarko Petroleum Corp.
3.45%, 7/15/24		50	49,106
6.20%, 3/15/40		115	131,405
Apache Corp.
6.90%, 9/15/18		2,700	2,853,225
Apache Finance Canada Corp.
7.75%, 12/15/29		60	78,758
Boardwalk Pipelines LP
4.95%, 12/15/24		100	105,693
BP Capital Markets PLC
2.75%, 5/10/23		385	383,116
3.814%, 2/10/24		155	161,871

	Principal Amount (000)		U.S. $ Value
Canadian Natural Resources Ltd.
2.95%, 1/15/23	U.S.$	270	$267,717
6.50%, 2/15/37		30	35,582
Cenovus Energy, Inc.
4.25%, 4/15/27 (a)		220	210,067
Chevron Corp.
2.954%, 5/16/26		200	198,663
Cimarex Energy Co.
4.375%, 6/01/24		1,220	1,280,796
ConocoPhillips Co.
5.95%, 3/15/46		270	340,228
Devon Energy Corp.
3.25%, 5/15/22		360	358,441
Ecopetrol SA
5.875%, 9/18/23-5/28/45		3,395	3,149,670
7.375%, 9/18/43		2,700	2,905,875
Enable Midstream Partners LP
4.40%, 3/15/27		105	105,695
Enbridge Energy Partners LP
4.375%, 10/15/20		100	105,299
5.875%, 10/15/25		160	182,296
Encana Corp.
3.90%, 11/15/21		170	173,496
Energy Transfer LP
3.60%, 2/01/23		295	296,491
4.20%, 4/15/27		110	109,789
4.65%, 6/01/21		2,850	3,005,735
4.90%, 2/01/24		2,700	2,850,258
6.05%, 6/01/41		85	89,716
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	10,349,596
Enterprise Products Operating LLC
3.70%, 2/15/26		260	264,570
5.10%, 2/15/45		7,415	8,101,036
5.20%, 9/01/20		195	211,642
Hess Corp.
4.30%, 4/01/27		10,095	9,885,963
7.875%, 10/01/29		41	49,298
Husky Energy, Inc.
3.95%, 4/15/22		115	120,011
4.00%, 4/15/24		115	116,602
Kerr-McGee Corp.
6.95%, 7/01/24		90	105,673
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		250	251,127
6.375%, 3/01/41		55	62,002
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		3,100	3,320,906
5.05%, 2/15/46		280	281,041
Marathon Oil Corp.
3.85%, 6/01/25		80	78,265
6.80%, 3/15/32		117	130,195
Marathon Petroleum Corp.
5.125%, 3/01/21		290	313,820
5.85%, 12/15/45		67	68,857
MPLX LP
4.875%, 12/01/24		100	106,529

	Principal Amount (000)		U.S. $ Value
Nabors Industries, Inc.
5.50%, 1/15/23 (a)	U.S.$	6,040	$5,720,200
Noble Energy, Inc.
3.90%, 11/15/24		15,277	15,647,971
Occidental Petroleum Corp.
3.40%, 4/15/26		260	261,864
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,314,325
ONEOK Partners LP
3.20%, 9/15/18		3,040	3,075,203
4.90%, 3/15/25		145	155,286
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		11,648	11,357,359
3.85%, 10/15/23		5,593	5,618,124
4.65%, 10/15/25		150	153,913
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		155	160,761
5.00%, 10/01/22		105	112,539
Sabine Pass Liquefaction LLC
4.20%, 3/15/28 (a)		160	161,433
5.00%, 3/15/27		148	157,523
5.625%, 4/15/23		14,220	15,826,320
5.625%, 2/01/21 (e)		100	108,914
Shell International Finance BV
3.40%, 8/12/23		430	447,088
4.375%, 5/11/45		210	218,856
Spectra Energy Partners LP
3.50%, 3/15/25		85	84,576
4.60%, 6/15/21		330	350,233
Suncor Energy, Inc.
3.60%, 12/01/24		150	153,385
6.50%, 6/15/38		76	97,158
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		160	156,955
4.25%, 4/01/24		9,200	9,407,451
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		6,019	5,804,724
TransCanada PipeLines Ltd.
3.80%, 10/01/20		485	507,995
Valero Energy Corp.
3.40%, 9/15/26		235	230,012
Williams Partners LP
3.90%, 1/15/25		4,098	4,145,750
4.00%, 11/15/21		2,603	2,708,809
4.50%, 11/15/23		4,200	4,464,688
5.80%, 11/15/43		125	138,387
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23-3/15/24		3,271	3,416,697

			147,473,153

Services - 0.1%
Amazon.com, Inc.
4.80%, 12/05/34		225	259,437

	Principal Amount (000)		U.S. $ Value
eBay, Inc.
3.80%, 3/09/22	U.S.$	250	$261,414
Moody’s Corp.
2.75%, 7/15/19		438	444,483
4.875%, 2/15/24		145	159,436
S&P Global, Inc.
4.40%, 2/15/26		7,550	8,108,587
Total System Services, Inc.
2.375%, 6/01/18		20	20,087
3.75%, 6/01/23		100	103,754
3.80%, 4/01/21		109	113,381
Verisk Analytics, Inc.
5.50%, 6/15/45		100	111,545
Visa, Inc.
2.80%, 12/14/22		250	254,613

			9,836,737

Technology - 1.3%
Activision Blizzard, Inc.
2.60%, 6/15/22		197	196,934
Agilent Technologies, Inc.
3.875%, 7/15/23		250	261,614
5.00%, 7/15/20		1,040	1,116,949
Alphabet, Inc.
3.625%, 5/19/21		250	265,283
Analog Devices, Inc.
3.50%, 12/05/26		220	221,805
Apple, Inc.
2.85%, 5/06/21		521	534,773
3.25%, 2/23/26		420	427,612
3.45%, 2/09/45		400	375,979
Applied Materials, Inc.
4.35%, 4/01/47		105	111,633
Baidu, Inc.
2.875%, 7/06/22		275	273,363
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)		3,109	3,188,208
3.875%, 1/15/27 (a)		6,763	6,944,012
Cisco Systems, Inc.
5.90%, 2/15/39		75	97,493
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)		8,125	8,563,076
5.45%, 6/15/23 (a)		7,700	8,378,439
6.02%, 6/15/26 (a)		1,833	2,023,234
DXC Technology Co.
2.875%, 3/27/20 (a)		185	187,415
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	5,093	5,803,579
3.00%, 8/15/26	U.S.$	170	164,814
3.875%, 6/05/24		250	262,107
5.00%, 10/15/25		3	3,324
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (e)		75	79,166
HP, Inc.
4.65%, 12/09/21		6,560	7,078,758

	Principal Amount (000)		U.S. $ Value
Intel Corp.
3.70%, 7/29/25	U.S.$	135	$141,700
4.90%, 7/29/45		145	168,238
International Business Machines Corp.
2.25%, 2/19/21		260	261,120
KLA-Tencor Corp.
4.65%, 11/01/24		11,238	12,127,836
Lam Research Corp.
2.75%, 3/15/20		260	263,780
Micron Technology, Inc.
7.50%, 9/15/23		67	74,963
Microsoft Corp.
1.10%, 8/08/19		270	266,997
3.45%, 8/08/36		540	539,825
3.70%, 8/08/46		335	330,996
Oracle Corp.
3.90%, 5/15/35		190	196,581
5.375%, 7/15/40		150	182,309
QUALCOMM, Inc.
2.25%, 5/20/20		260	262,009
2.60%, 1/30/23		270	269,133
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		5,304	5,366,023
4.875%, 3/01/24 (a)		3,611	3,682,299
4.875%, 6/01/27		81	80,934
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,087	5,194,397
Tyco Electronics Group SA
3.45%, 8/01/24		255	258,303
Western Digital Corp.
7.375%, 4/01/23 (a)		7,395	8,116,012
Xerox Corp.
2.80%, 5/15/20		250	250,749

			84,593,774

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		5,323	5,855,706

Transportation - Railroads - 0.0%
CSX Corp.
4.40%, 3/01/43		100	106,193

Transportation - Services - 0.3%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		12,115	12,377,243
Asciano Finance Ltd.
4.625%, 9/23/20 (a)		1,501	1,562,796
5.00%, 4/07/18 (a)		2,676	2,724,189
Ryder System, Inc.
2.45%, 9/03/19		265	266,824

			16,931,052

			686,460,369

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 8.6%
Banking - 7.4%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	U.S.$	7,200	$7,259,033
4.75%, 7/28/25 (a)		200	210,218
American Express Credit Corp.
0.625%, 11/22/21	EUR	7,874	9,044,794
Series G
2.25%, 8/15/19	U.S.$	205	206,608
Banco Santander SA
3.50%, 4/11/22		10,600	10,842,814
Bank Nederlandse Gemeenten NV
Zero Coupon, 4/05/28	CAD	24,800	13,849,293
Bank of America Corp.
1.625%, 9/14/22 (a)	EUR	5,315	6,301,972
2.881%, 4/24/23	U.S.$	270	270,737
3.824%, 1/20/28		15,925	16,213,641
3.875%, 8/01/25		15,000	15,491,370
4.20%, 8/26/24		195	202,438
5.49%, 3/15/19		300	315,527
Series G
3.30%, 1/11/23		4,600	4,690,234
Barclays Bank PLC
6.05%, 12/04/17 (a)		230	233,848
6.625%, 3/30/22 (a)	EUR	1,756	2,488,237
Barclays PLC
3.65%, 3/16/25	U.S.$	1,800	1,793,723
3.684%, 1/10/23		14,795	15,171,533
4.375%, 1/12/26		310	321,730
5.20%, 5/12/26		5,621	5,909,745
BBVA Banco Continental SA
5.00%, 8/26/22 (a)		4,224	4,573,502
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	129,349
BNP Paribas SA
2.25%, 1/11/27 (a)	EUR	1,029	1,189,934
3.80%, 1/10/24 (a)	U.S.$	5,234	5,439,639
BNZ International Funding Ltd. (London)
2.40%, 2/21/20 (a)		265	265,772
BPCE SA
5.70%, 10/22/23 (a)		8,936	9,931,801
Capital One Bank USA, NA
3.375%, 2/15/23		310	312,425
Capital One Financial Corp.
2.50%, 5/12/20		153	153,666
4.75%, 7/15/21		25	26,962
Capital One NA/Mclean VA
2.35%, 1/31/20		265	265,189
Citigroup, Inc.
3.70%, 1/12/26		150	152,036
3.887%, 1/10/28		19,255	19,618,477
4.40%, 6/10/25		270	281,291
5.875%, 1/30/42		3,217	4,045,876
Compass Bank
2.75%, 9/29/19		3,648	3,679,013

	Principal Amount (000)		U.S. $ Value
5.50%, 4/01/20	U.S.$	296	$314,780
Cooperatieve Rabobank UA
3.375%, 5/21/25		260	267,576
3.95%, 11/09/22		4,212	4,402,783
4.375%, 8/04/25		8,495	8,901,826
11.00%, 6/30/19 (a)(d)		88	102,326
Credit Agricole SA/London
2.375%, 7/01/21 (a)		4,033	4,011,194
4.125%, 1/10/27 (a)		6,882	7,191,243
Credit Suisse AG
6.50%, 8/08/23 (a)(f)		4,799	5,381,359
Credit Suisse Group AG
4.282%, 1/09/28 (a)		265	273,539
Credit Suisse Group Funding Guernsey Ltd.
1.25%, 4/14/22 (a)	EUR	6,863	8,005,600
2.75%, 3/26/20	U.S.$	4,200	4,231,097
3.75%, 3/26/25		765	772,160
3.80%, 6/09/23		2,054	2,114,922
4.55%, 4/17/26		14,645	15,543,192
Deutsche Bank AG
Series G
3.375%, 5/12/21		165	167,176
Discover Bank
3.10%, 6/04/20		250	254,794
Fifth Third Bancorp
3.50%, 3/15/22		15	15,530
Goldman Sachs Group, Inc. (The)
1.625%, 7/27/26 (a)	EUR	17,215	19,450,921
3.75%, 5/22/25-2/25/26	U.S.$	790	804,419
3.85%, 7/08/24-1/26/27		14,368	14,848,088
4.25%, 10/21/25		385	397,703
5.75%, 1/24/22		4,480	5,043,288
HSBC Holdings PLC
3.90%, 5/25/26		685	705,650
4.00%, 3/30/22		6,500	6,848,835
4.041%, 3/13/28		8,052	8,344,038
4.375%, 11/23/26		4,875	5,054,610
6.00%, 9/29/23 (a)(d)	EUR	4,711	6,034,963
6.00%, 5/22/27 (d)	U.S.$	200	207,086
6.875%, 6/01/21 (d)		200	216,290
HSBC USA, Inc.
2.75%, 8/07/20		310	315,118
Huntington Bancshares, Inc.
2.30%, 1/14/22		270	265,452
ING Groep NV
2.445% (LIBOR 3 Month + 1.15%), 3/29/22 (g)		9,249	9,395,597
3.15%, 3/29/22		265	270,018
JPMorgan Chase & Co.
2.776%, 4/25/23		270	270,572
3.125%, 1/23/25		260	258,440
3.20%, 6/15/26		1,135	1,120,515
3.22%, 3/01/25		270	270,753
3.782%, 2/01/28		31,610	32,332,731
3.90%, 7/15/25		250	260,151

	Principal Amount (000)		U.S. $ Value
Lloyds Banking Group PLC
4.582%, 12/10/25	U.S.$	3,051	$3,162,319
4.65%, 3/24/26		15,131	15,764,126
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	9,775,065
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		470	490,885
Morgan Stanley
2.80%, 6/16/20		315	319,481
3.125%, 7/27/26		955	927,207
3.625%, 1/20/27		585	589,616
Series 3NC2
1.982% (LIBOR 3 Month + 0.80%), 2/14/20 (g)		265	266,034
Series G
1.375%, 10/27/26	EUR	17,531	19,414,912
5.50%, 7/24/20	U.S.$	295	321,926
Nationwide Building Society
4.00%, 9/14/26 (a)		7,305	7,197,492
Nordea Bank AB
4.875%, 5/13/21 (a)		12,295	13,201,510
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(d)		110	108,857
People’s United Bank NA
4.00%, 7/15/24		300	302,452
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		50	53,732
Santander Holdings USA, Inc.
2.65%, 4/17/20		260	259,277
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR	500	609,165
5.179%, 11/19/25	U.S.$	11,000	11,801,240
Santander UK Group Holdings PLC
2.875%, 8/05/21		13,975	13,978,354
4.75%, 9/15/25 (a)		5,781	5,986,509
Santander UK PLC
2.375%, 3/16/20		250	251,198
Standard Chartered PLC
4.00%, 10/21/25 (a)	EUR	103	126,545
4.30%, 2/19/27 (a)	U.S.$	5,231	5,270,076
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		9,603	9,598,707
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 3/06/19 (a)		270	269,850
SunTrust Bank/Atlanta GA
7.25%, 3/15/18		250	259,365
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,313,359
UBS Group Funding Switzerland AG
4.125%, 9/24/25-4/15/26 (a)		6,417	6,722,922
UniCredit SpA
3.75%, 4/12/22 (a)		11,665	11,946,430
US Bancorp
Series J
5.30%, 4/15/27 (d)		6,443	6,857,059

	Principal Amount (000)		U.S. $ Value
Wells Fargo & Co.
2.625%, 8/16/22 (a)	EUR	383	$480,695
3.00%, 10/23/26	U.S.$	940	915,439
3.069%, 1/24/23		208	210,568
4.10%, 6/03/26		500	517,792
Series M
3.45%, 2/13/23		205	209,497
Zions Bancorporation
4.50%, 6/13/23		26	27,379

			488,055,802

Brokerage - 0.0%
TD Ameritrade Holding Corp.
2.95%, 4/01/22		260	265,542

Finance - 0.1%
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		556	560,535
4.418%, 11/15/35		420	457,093
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,136,777
International Lease Finance Corp.
6.25%, 5/15/19		170	182,296
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	253,522
Synchrony Financial
2.70%, 2/03/20		260	261,233

			3,851,456

Insurance - 0.8%
ACE Capital Trust II
9.70%, 4/01/30		150	227,205
Allianz SE
3.099%, 7/06/47 (a)	EUR	100	120,227
Allstate Corp. (The)
6.50%, 5/15/57	U.S.$	160	187,772
American International Group, Inc.
6.82%, 11/15/37		198	255,817
Anthem, Inc.
3.30%, 1/15/23		15	15,323
3.50%, 8/15/24		250	255,651
Aon Corp.
8.205%, 1/01/27		155	202,898
Aviva PLC
3.375%, 12/04/45 (a)	EUR	4,105	4,822,477
Series E
6.125%, 7/05/43 (a)		14,895	20,421,134
Five Corners Funding Trust
4.419%, 11/15/23 (a)	U.S.$	2,400	2,574,403
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		109	155,968
Humana, Inc.
7.20%, 6/15/18		15	15,754
Jackson National Life Global Funding
2.50%, 6/27/22 (a)		275	272,784

	Principal Amount (000)		U.S. $ Value
Liberty Mutual Finance Europe DAC
1.75%, 3/27/24 (a)	EUR	3,074	$3,567,727
Lincoln National Corp.
7.00%, 6/15/40	U.S.$	90	120,516
8.75%, 7/01/19		909	1,022,656
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2	3,256
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		107	144,007
MetLife, Inc.
3.048%, 12/15/22		295	301,032
Series D
4.368%, 9/15/23		485	530,347
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	2,700	3,813,695
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	7,452,917
Torchmark Corp.
9.25%, 6/15/19		3,400	3,849,891
UnitedHealth Group, Inc.
3.875%, 10/15/20		285	299,880
XLIT Ltd.
3.25%, 6/29/47	EUR	4,241	4,791,835
5.75%, 10/01/21	U.S.$	135	151,067

			55,576,239

REITS - 0.3%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/26		75	77,914
American Tower Corp.
4.70%, 3/15/22		4,000	4,329,416
5.05%, 9/01/20		5,080	5,467,325
Brixmor Operating Partnership LP
3.65%, 6/15/24		220	216,527
EPR Properties
4.75%, 12/15/26		50	51,062
7.75%, 7/15/20		3,569	4,043,163
Essex Portfolio LP
3.375%, 1/15/23		260	262,487
HCP, Inc.
3.875%, 8/15/24		335	340,967
Healthcare Trust of America Holdings LP
2.95%, 7/01/22		275	274,007
3.375%, 7/15/21		1,784	1,821,116
Hospitality Properties Trust
4.50%, 6/15/23		170	178,145
Mid-America Apartments LP
3.75%, 6/15/24		100	102,458
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		215	220,675
Realty Income Corp.
3.00%, 1/15/27		88	83,424
Spirit Realty LP
4.45%, 9/15/26		110	104,340

	Principal Amount (000)		U.S. $ Value
Ventas Realty LP/Ventas Capital Corp.
2.70%, 4/01/20	U.S.$	150	$151,226
VEREIT Operating Partnership LP
3.00%, 2/06/19		100	100,970
4.125%, 6/01/21		5,126	5,338,913
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 9/17/24 (a)		200	202,785
Welltower, Inc.
4.00%, 6/01/25		168	173,950
4.25%, 4/01/26		155	162,232
Weyerhaeuser Co.
4.625%, 9/15/23		165	179,951

			23,883,053

			571,632,092

Utility - 0.5%
Electric - 0.4%
Abu Dhabi National Energy Co. PJSC
3.625%, 6/22/21 (a)		3,027	3,082,570
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		300	386,245
Consolidated Edison, Inc.
2.00%, 5/15/21		165	162,493
Dominion Energy, Inc.
2.579%, 7/01/20		270	271,362
Dominion Resources, Inc./VA
2.962%, 7/01/19		156	158,159
4.70%, 12/01/44		275	297,239
Series A
1.875%, 1/15/19		265	264,431
Duke Energy Florida LLC
6.40%, 6/15/38		150	205,402
EDP Finance BV
4.125%, 1/15/20 (a)		4,240	4,386,980
Enel Americas SA
4.00%, 10/25/26		91	92,001
Enel Finance International NV
2.875%, 5/25/22 (a)		270	270,581
Enel Generacion Chile SA
4.25%, 4/15/24		100	104,154
Entergy Corp.
4.00%, 7/15/22		174	183,824
Exelon Corp.
5.10%, 6/15/45		150	167,924
5.15%, 12/01/20		409	439,655
5.625%, 6/15/35		55	64,667
Exelon Generation Co. LLC
2.95%, 1/15/20		137	139,089
FirstEnergy Corp.
Series B
3.90%, 7/15/27		275	276,053
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,428,808
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	239,907

	Principal Amount (000)		U.S. $ Value
PSEG Power LLC
3.00%, 6/15/21	U.S.$	265	$269,132
Public Service Enterprise Group, Inc.
1.60%, 11/15/19		270	266,379
Southern Co. (The)
1.85%, 7/01/19		260	258,887
Southern Power Co.
4.15%, 12/01/25		163	170,399
TECO Finance, Inc.
5.15%, 3/15/20		2,970	3,146,858
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		5,297	5,504,854
Union Electric Co.
6.70%, 2/01/19		2,019	2,162,569
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	36,927

			26,437,549

Natural Gas - 0.1%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,534,112
Centrica PLC
4.00%, 10/16/23 (a)		270	279,402
NiSource Finance Corp.
6.80%, 1/15/19		1,199	1,280,827
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,893,860

			9,988,201

			36,425,750

Total Corporates - Investment Grade (cost $1,254,442,253)			1,294,518,211

INFLATION-LINKED SECURITIES - 7.3%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	34,198	32,293,273

Japan - 2.1%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	15,115,625	140,441,121

New Zealand - 0.2%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (a)	NZD	20,554	16,049,282

United States - 4.5%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	296,745	297,154,468

Total Inflation-Linked Securities (cost $499,359,313)			485,938,144

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
Risk Share Floating Rate - 5.6%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.716% (LIBOR 1 Month + 4.50%), 4/25/26 (g)(h)	U.S.$	6,002	$6,028,116
Series 2016-1A, Class M2B
7.716% (LIBOR 1 Month + 6.50%), 4/25/26 (g)(h)		24,392	25,370,014
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
4.616% (LIBOR 1 Month + 3.40%), 7/25/23 (g)		2,930	2,964,629
Series 2013-DN1, Class M2
8.366% (LIBOR 1 Month + 7.15%), 7/25/23 (g)		5,330	6,575,456
Series 2013-DN2, Class M1
2.666% (LIBOR 1 Month + 1.45%), 11/25/23 (g)		2,065	2,074,429
Series 2013-DN2, Class M2
5.466% (LIBOR 1 Month + 4.25%), 11/25/23 (g)		5,910	6,597,200
Series 2014-DN1, Class M2
3.416% (LIBOR 1 Month + 2.20%), 2/25/24 (g)		7,192	7,393,548
Series 2014-DN1, Class M3
5.716% (LIBOR 1 Month + 4.50%), 2/25/24 (g)		4,290	5,009,025
Series 2014-DN3, Class M3
5.216% (LIBOR 1 Month + 4.00%), 8/25/24 (g)		14,195	15,492,876
Series 2014-HQ2, Class M1
2.666% (LIBOR 1 Month + 1.45%), 9/25/24 (g)		1,245	1,248,678
Series 2014-HQ2, Class M3
4.966% (LIBOR 1 Month + 3.75%), 9/25/24 (g)		1,595	1,787,532
Series 2014-HQ3, Class M3
5.966% (LIBOR 1 Month + 4.75%), 10/25/24 (g)		6,990	7,757,133
Series 2015-DN1, Class M3
5.366% (LIBOR 1 Month + 4.15%), 1/25/25 (g)		11,920	12,930,213
Series 2015-DNA2, Class M2
3.816% (LIBOR 1 Month + 2.60%), 12/25/27 (g)		8,044	8,241,346
Series 2015-DNA3, Class M3
5.916% (LIBOR 1 Month + 4.70%), 4/25/28 (g)		2,209	2,541,876
Series 2015-HQ1, Class M2
3.416% (LIBOR 1 Month + 2.20%), 3/25/25 (g)		4,307	4,357,119
Series 2015-HQ1, Class M3

	Principal Amount (000)		U.S. $ Value
5.016% (LIBOR 1 Month + 3.80%), 3/25/25 (g)	U.S.$	2,555	$2,778,248
Series 2015-HQA1, Class M2
3.866% (LIBOR 1 Month + 2.65%), 3/25/28 (g)		8,075	8,278,876
Series 2015-HQA1, Class M3
5.916% (LIBOR 1 Month + 4.70%), 3/25/28 (g)		2,080	2,365,631
Series 2015-HQA2, Class M2
4.016% (LIBOR 1 Month + 2.80%), 5/25/28 (g)		9,477	9,811,916
Series 2015-HQA2, Class M3
6.016% (LIBOR 1 Month + 4.80%), 5/25/28 (g)		9,364	10,819,476
Series 2016-DNA1, Class M2
4.116% (LIBOR 1 Month + 2.90%), 7/25/28 (g)		3,076	3,202,387
Series 2016-DNA2, Class M3
5.866% (LIBOR 1 Month + 4.65%), 10/25/28 (g)		2,907	3,280,397
Series 2016-DNA3, Class M2
3.216% (LIBOR 1 Month + 2.00%), 12/25/28 (g)		2,395	2,454,820
Series 2016-DNA4, Class M2
2.516% (LIBOR 1 Month + 1.30%), 3/25/29 (g)		2,130	2,153,681
Series 2016-HQA1, Class M3
7.566% (LIBOR 1 Month + 6.35%), 9/25/28 (g)		4,984	6,127,008
Series 2017-DNA2, Class M2
4.666% (LIBOR 1 Month + 3.45%), 10/25/29 (g)		7,204	7,589,281
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.466% (LIBOR 1 Month + 5.25%), 10/25/23 (g)		1,500	1,762,749
Series 2014-C01, Class M2
5.616% (LIBOR 1 Month + 4.40%), 1/25/24 (g)		2,563	2,933,291
Series 2014-C03, Class 1M1
2.416% (LIBOR 1 Month + 1.20%), 7/25/24 (g)		417	417,877
Series 2014-C04, Class 1M2
6.116% (LIBOR 1 Month + 4.90%), 11/25/24 (g)		12,412	14,184,428
Series 2014-C04, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 11/25/24 (g)		16,115	18,166,018
Series 2015-C01, Class 1M2
5.516% (LIBOR 1 Month + 4.30%), 2/25/25 (g)		14,514	15,789,572
Series 2015-C01, Class 2M2

	Principal Amount (000)		U.S. $ Value
5.766% (LIBOR 1 Month + 4.55%), 2/25/25 (g)	U.S.$	10,387	$11,220,275
Series 2015-C02, Class 1M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		6,166	6,659,399
Series 2015-C02, Class 2M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		16,850	18,042,309
Series 2015-C03, Class 1M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		2,429	2,707,526
Series 2015-C03, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		19,469	21,592,521
Series 2015-C04, Class 1M2
6.916% (LIBOR 1 Month + 5.70%), 4/25/28 (g)		3,226	3,676,345
Series 2015-C04, Class 2M2
6.766% (LIBOR 1 Month + 5.55%), 4/25/28 (g)		4,891	5,505,278
Series 2016-C01, Class 1M2
7.966% (LIBOR 1 Month + 6.75%), 8/25/28 (g)		7,881	9,553,343
Series 2016-C01, Class 2M2
8.166% (LIBOR 1 Month + 6.95%), 8/25/28 (g)		3,391	4,073,183
Series 2016-C02, Class 1M2
7.216% (LIBOR 1 Month + 6.00%), 9/25/28 (g)		10,558	12,355,650
Series 2016-C03, Class 1M1
3.216% (LIBOR 1 Month + 2.00%), 10/25/28 (g)		3,684	3,751,365
Series 2016-C03, Class 2M1
3.416% (LIBOR 1 Month + 2.20%), 10/25/28 (g)		7,279	7,385,138
Series 2016-C04, Class 1M2
5.466% (LIBOR 1 Month + 4.25%), 1/25/29 (g)		5,061	5,586,689
Series 2016-C05, Class 2M2
5.666% (LIBOR 1 Month + 4.45%), 1/25/29 (g)		14,307	15,778,005
Series 2016-C07, Class 2M2
5.566% (LIBOR 1 Month + 4.35%), 5/25/29 (g)		4,656	5,110,413
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
6.716% (LIBOR 1 Month + 5.50%), 10/25/25 (a) (g)		5,413	5,978,837

			367,461,122

Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust
Series 2006-19CB, Class A15

	Principal Amount (000)		U.S. $ Value
6.00%, 8/25/36	U.S.$	292	$256,471
Series 2006-19CB, Class A24
6.00%, 8/25/36		187	164,196
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,624	2,168,922
Series 2006-26CB, Class A6
6.25%, 9/25/36		195	160,724
Series 2006-26CB, Class A8
6.25%, 9/25/36		728	600,406
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,155	1,722,236
Series 2006-J1, Class 1A11
5.50%, 2/25/36		1,756	1,592,091
Series 2007-13, Class A2
6.00%, 6/25/47		3,225	2,742,134
Series 2007-15CB, Class A19
5.75%, 7/25/37		554	503,743
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (a)		1,824	1,432,108
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,219,011
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		4,266	4,053,477
Series 2007-AR4, Class 1A1A
3.308%, 3/25/37		592	511,759
Series 2010-3, Class 2A2
6.00%, 8/25/37(a)		1,492	1,310,681
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		1,910	1,612,998
Series 2007-16, Class A1
6.50%, 10/25/37		2,031	1,816,779
Series 2007-HY4, Class 1A1
3.174%, 9/25/47		957	889,905
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		445	344,812
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		2,158	2,132,932
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,232	1,047,075
JP Morgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		768	629,432
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,039	924,971
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,665	1,578,860

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.169%, 12/28/37	U.S.$	4,427	$4,248,489

			34,664,212

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.466% (LIBOR 1 Month + 0.25%), 4/25/37 (g)		1,113	608,197

Total Collateralized Mortgage Obligations (cost $379,692,726)			402,733,531

GOVERNMENTS - SOVEREIGN AGENCIES - 3.3%
Canada - 3.0%
Canada Housing Trust No. 1
1.70%, 12/15/17 (a)	CAD	20,040	15,508,886
1.90%, 9/15/26 (a)		43,165	32,435,761
3.80%, 6/15/21 (a)		183,235	152,819,799

			200,764,446

Germany - 0.3%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	10,800	12,569,996
3.00%, 8/03/18 (a)		3,500	4,149,647
3.375%, 6/17/21		1,500	1,952,506

			18,672,149

Total Governments - Sovereign Agencies (cost $224,377,144)			219,436,595

MORTGAGE PASS-THROUGHS - 3.2%
Agency Fixed Rate 30-Year - 3.0%
Federal National Mortgage Association
3.50%, 7/01/47, TBA	U.S.$	63,450	65,155,219
4.00%, 7/01/47, TBA		120,129	126,257,737
5.00%, 12/01/39		23	24,681
Series 2005
5.50%, 2/01/35		23	25,727
Series 2007
5.50%, 9/01/36-8/01/37		30	32,803
5.50%, 9/01/36-5/01/38		3,054	3,401,195
Series 2008
5.50%, 3/01/37		7	8,130

			194,905,492

Other Agency Fixed Rate Programs - 0.2%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	14,962	13,792,183

Total Mortgage Pass-Throughs (cost $208,530,460)			208,697,675

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.6%
Industrial - 1.3%
Basic - 0.1%
Anglo American Capital PLC
3.75%, 4/10/22 (a)	U.S.$	480	$483,644
CF Industries, Inc.
4.95%, 6/01/43		4,606	3,977,018
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		63	62,606
5.25%, 8/01/23 (a)		3,890	3,999,220

			8,522,488

Capital Goods - 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)		200	205,208
CNH Industrial Capital LLC
4.375%, 4/05/22		102	106,772
Tervita Escrow Corp.
7.625%, 12/01/21 (a)(i)		74	74,951

			386,931

Communications - Media - 0.1%
SFR Group SA
6.00%, 5/15/22 (a)		200	208,985
7.375%, 5/01/26 (a)		7,208	7,817,097
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		95	95,728
TEGNA, Inc.
4.875%, 9/15/21 (a)		100	102,831

			8,224,641

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		3,975	4,305,533
Series Y
7.50%, 4/01/24 (f)		3,600	3,947,879
Uniti Group, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,188	1,235,406
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		4,645	4,694,274

			14,183,092

Consumer Cyclical - Automotive - 0.0%
LKQ Italia Bondco SpA
3.875%, 4/01/24 (a)	EUR	1,414	1,746,915

Consumer Cyclical - Other - 0.2%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (a)		2,072	2,484,878
International Game Technology PLC
4.75%, 2/15/23 (a)		4,080	5,075,036

	Principal Amount (000)		U.S. $ Value
6.50%, 2/15/25 (a)	U.S.$	3,090	$3,407,587
PulteGroup, Inc.
6.375%, 5/15/33		26	27,203
7.875%, 6/15/32		11	12,711

			11,007,415

Consumer Cyclical - Retailers - 0.1%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	2,452	2,986,089
Group 1 Automotive, Inc.
5.25%, 12/15/23 (a)	U.S.$	90	90,169

			3,076,258

Consumer Non-Cyclical - 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	3,747,789
Endo Finance LLC
5.75%, 1/15/22 (a)		100	90,193
LifePoint Health, Inc.
5.875%, 12/01/23		89	93,924
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	2,410	2,976,650
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)		4,350	4,075,887
5.375%, 3/15/20 (a)	U.S.$	60	57,954
5.875%, 5/15/23 (a)		3,798	3,256,785
6.125%, 4/15/25 (a)		2,532	2,146,701

			16,445,883

Energy - 0.1%
California Resources Corp.
5.50%, 9/15/21		363	210,339
8.00%, 12/15/22 (a)		972	615,159
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		2,055	1,334,176
Golden Energy Offshore Services AS
5.00%, 12/31/17 (h)	NOK	30,898	1,480,373
Range Resources Corp.
5.00%, 8/15/22-3/15/23 (a)	U.S.$	22	21,551
SandRidge Energy, Inc.
7.50%, 2/15/23 (i)(j)(k)		1,894	0
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,083,855

			8,745,453

Technology - 0.0%
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (a)		2,330	2,562,049

Transportation - Services - 0.2%
Europcar Groupe SA
5.75%, 6/15/22 (a)(f)	EUR	3,715	4,466,341

	Principal Amount (000)		U.S. $ Value
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	996	$1,050,652
Hertz Corp. (The)
5.50%, 10/15/24 (a)		5,860	4,804,878
Loxam SAS
4.25%, 4/15/24 (a)	EUR	1,564	1,885,412
7.00%, 7/23/22 (a)(f)		1,434	1,720,231

			13,927,514

			88,828,639

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp.
Series DD
6.30%, 3/10/26 (d)	U.S.$	250	279,822
Bank of Ireland
7.375%, 6/18/20 (a)(d)	EUR	6,397	7,948,962
Barclays Bank PLC
6.86%, 6/15/32 (a)(d)	U.S.$	1,118	1,303,524
7.434%, 12/15/17 (a)(d)		180	183,019
Barclays PLC
7.875%, 3/15/22 (a)(d)		200	215,228
8.00%, 12/15/20 (d)	EUR	10,585	13,262,354
Citigroup, Inc.
Series P
5.95%, 5/15/25 (d)	U.S.$	4,225	4,509,343
Series T
6.25%, 8/15/26 (d)		95	105,082
Countrywide Capital III
Series B
8.05%, 6/15/27		1,037	1,334,209
Credit Agricole SA
8.125%, 12/23/25 (a)(d)		200	232,250
8.375%, 10/13/19 (a)(d)		175	195,490
Credit Suisse Group AG
7.50%, 12/11/23 (a)(d)		200	224,250
ING Groep NV
6.875%, 4/16/22 (a)(d)		205	219,434
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)	EUR	1,032	1,246,265
5.017%, 6/26/24(a)	U.S.$	8,032	8,156,777
Lloyds Banking Group PLC
6.375%, 6/27/20 (a)(d)	EUR	213	260,815
6.657%, 5/21/37 (a)(d)	U.S.$	129	146,669
7.50%, 6/27/24 (d)		2,630	2,889,778
Royal Bank of Scotland Group PLC
6.10%, 6/10/23		4,150	4,569,640
6.125%, 12/15/22		5,490	6,014,311
8.625%, 8/15/21(d)		8,654	9,429,537
Series U
7.64%, 9/30/17 (d)		3,600	3,451,950

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
2.68% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(d)(g)	U.S.$	8,400	$7,143,847
7.75%, 4/02/23 (a)(d)		200	215,440

			73,537,996

Brokerage - 0.0%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		94	98,091

Finance - 0.2%
Navient Corp.
6.50%, 6/15/22		109	115,644
6.625%, 7/26/21		8,420	9,046,465
8.00%, 3/25/20		410	458,210

			9,620,319

			83,256,406

Total Corporates - Non-Investment Grade (cost $170,296,085)			172,085,045

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Non-Agency Floating Rate CMBS - 1.0%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class C
5.122% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(g)		9,507	9,524,034
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class E
5.509% (LIBOR 1 Month + 4.35%), 7/15/27 (a)(g)		2,315	2,321,624
CLNS Trust
Series 2017-IKPR, Class F
5.50% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(g)		5,743	5,748,627
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.367% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(g)		5,886	5,919,032
Great Wolf Trust
Series 2015-WOLF, Class A
2.44% (LIBOR 1 Month + 1.45%), 5/15/34 (a)(g)		9,773	9,803,346
H/2 Asset Funding NRE
Series 2015-1A
2.866%, 6/24/49 (g)(h)		4,401	4,401,001
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSD
4.784% (LIBOR 1 Month + 3.66%), 8/15/26 (a)(g)		6,800	6,843,889
Series 2015-XLF2, Class SNMD
2.862% (LIBOR 1 Month + 1.73%), 11/15/26 (g)(h)		5,700	5,200,139

	Principal Amount (000)		U.S. $ Value
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.222% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(g)	U.S.$	390	$389,577
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.347% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(g)		15,265	15,113,506

			65,264,775

Non-Agency Fixed Rate CMBS - 0.9%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)		11,986	12,021,389
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		62	62,746
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		8,400	8,505,082
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.259%, 11/10/46 (a)		2,783	2,653,116
Series 2014-GC21, Class D
4.996%, 5/10/47 (a)		51	44,061
Series 2014-GC23, Class D
4.516%, 7/10/47 (a)		2,196	1,930,418
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		65	65,104
Series 2013-CR6, Class D
4.309%, 3/10/46 (a)		7,385	6,750,860
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		2,893	2,848,982
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.566%, 8/10/44 (a)		1,000	981,852
Series 2013-G1, Class A2
3.557%, 4/10/31(a)		4,825	4,806,769
GS Mortgage Securities Trust 2013- GCJ12
Series 2013-GC12, Class C
4.179%, 6/10/46 (e)		4,270	4,228,769
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		1,885	1,883,224
Series 2011-C5, Class D
5.588%, 8/15/46 (a)		890	901,020
Series 2012-CBX, Class E 5.387%, 6/15/45 (a)		4,544	4,560,374

	Principal Amount (000)		U.S. $ Value
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.818%, 11/15/48	U.S.$	3,145	$3,020,956
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		30	30,439
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
Series 2014-C14, Class D
4.99%, 2/15/47 (a)		4,250	3,858,267
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.06%, 8/15/45 (a)		1,600	1,546,338
Series 2013-C14, Class A5
3.337%, 6/15/46		21	22,161
Series 2013-C18, Class D
4.817%, 12/15/46 (a)		3,000	2,828,887

			63,550,814

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	10,724,566

Total Commercial Mortgage-Backed Securities (cost $137,816,975)			139,540,155

EMERGING MARKETS - TREASURIES - 2.1%
Argentina - 0.7%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	272,790	18,246,974
16.00%, 10/17/23		447,533	28,964,412

			47,211,386

Brazil - 1.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	302,670	91,517,443

Total Emerging Markets - Treasuries (cost $141,738,315)			138,728,829

COVERED BONDS - 1.7%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	2,500	2,933,238
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)		9,465	11,093,024
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	10,342,407
CaixaBank SA
Series 27
Zero Coupon (EURIBOR 3 Month + 0.08%), 1/09/18 (g)		2,600	2,970,965

	Principal Amount (000)		U.S. $ Value
Danske Bank A/S
1.25%, 6/11/21 (a)	EUR	9,195	$11,005,465
4.125%, 11/26/19		2,350	2,962,262
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	10,101,234
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	9,141,339
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	6,488,655
Royal Bank of Canada
1.625%, 8/04/20 (a)		8,910	10,693,230
Santander UK PLC
1.625%, 11/26/20 (a)		8,950	10,777,116
4.25%, 4/12/21 (a)		8,100	10,691,055
Societe Generale SFH SA
1.00%, 12/19/17		100	114,939
Swedbank Hypotek AB
1.125%, 5/21/21 (a)		9,200	10,962,157

Total Covered Bonds (cost $106,886,283)			110,277,086

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 1.3%
Canada - 1.3%
Province of Ontario Canada
2.40%, 6/02/26	CAD	14,705	11,326,762
2.60%, 6/02/25		41,498	32,633,339
Province of Quebec Canada
2.75%, 9/01/25		51,720	41,137,660

Total Local Governments - Provincial Bonds (cost $83,500,103)			85,097,761

EMERGING MARKETS - SOVEREIGNS - 0.8%
Angola - 0.1%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)	U.S.$	6,370	6,537,533

Argentina - 0.1%
Argentine Republic Government
International Bond
5.625%, 1/26/22		8,395	8,604,875

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (a)		8,935	9,024,350

Dominican Republic - 0.3%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		7,617	7,950,244
7.50%, 5/06/21 (a)		9,410	10,362,762

			18,313,006

	Principal Amount (000)		U.S. $ Value
Egypt - 0.2%
Egypt Government International Bond
7.50%, 1/31/27 (a)	U.S.$	8,593	$9,119,321

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	1,087	1,260,140

Total Emerging Markets - Sovereigns (cost $51,860,841)			52,859,225

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
China - 0.4%
Sinopec Group Overseas Development 2017 Ltd.
2.375%, 4/12/20 (a)	U.S.$	270	269,890
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		8,049	8,547,436
State Grid Overseas Investment Ltd.
2.25%, 5/04/20 (a)		15,757	15,697,911

			24,515,237

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,222,660

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (a)		6,178	6,703,130
7.00%, 5/05/20 (a)		2,225	2,416,906

			9,120,036

Mexico - 0.2%
Petroleos Mexicanos
4.875%, 1/18/24		12,350	12,509,315
5.375%, 3/13/22 (a)		98	103,243

			12,612,558

Total Quasi-Sovereigns (cost $49,347,366)			50,470,491

EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.7%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)		1,972	2,008,975
VM Holding SA
5.375%, 5/04/27 (a)		200	201,940

			2,210,915

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Ferreycorp SAA
4.875%, 4/26/20 (a)	U.S.$	486	$491,672
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		8,945	3,410,282
5.25%, 6/27/29 (a)		2,996	1,078,560
7.125%, 6/26/42 (a)		3,863	1,559,686

			6,540,200

Consumer Cyclical - Other - 0.0%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		1,416	1,448,887

Consumer Non-Cyclical - 0.2%
MARB BondCo PLC
7.00%, 3/15/24 (a)		8,176	7,889,840
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		2,035	1,981,581
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(j)(l)		4,300	301,000

			10,172,421

Energy - 0.3%
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	2,325	2,708,608
6.125%, 1/17/22	U.S.$	8,607	8,876,356
8.75%, 5/23/26		6,843	7,861,786

			19,446,750

Other Industrial - 0.0%
Grupo KUO SAB de CV
6.25%, 12/04/22 (a)		953	991,120

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		2,960	3,040,216

			43,850,509

Financial Institutions - 0.0%
Banking - 0.0%
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		200	204,429
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)		200	200,980

			405,409

Insurance - 0.0%
XLIT Ltd.
Series E
3.616% (LIBOR 3 Month + 2.46%), 7/31/17 (d)(g)		68	63,325

	Principal Amount (000)		U.S. $ Value
			$468,734

Total Emerging Markets - Corporate Bonds (cost $54,088,098)			44,319,243

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Germany - 0.4%
Kreditanstalt fuer Wiederaufbau 3.875%, 1/21/19 (cost $31,981,993)	EUR	22,100	26,968,287

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.3%
Atlas 2014-1 Limited
Series 2014-1
6.875%, 12/15/39	U.S.$	2,125	2,127,556
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		3,648	3,667,216
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		3,008	2,978,537
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (a)		10,795	10,933,995

			19,707,304

Autos - Fixed Rate - 0.1%
CPS Auto Trust
Series 2017-A, Class D
4.61%, 12/15/22 (a)		2,000	2,058,694
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		5,067	5,024,929
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		6	6,304

			7,089,927

Credit Cards - Fixed Rate - 0.0%
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		30	30,002

Total Asset-Backed Securities (cost $26,630,951)			26,827,233

WHOLE LOAN TRUSTS - 0.4%
Performing Asset - 0.4%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (i)(k)	U.S.$	531	531,452
16.00%, 1/01/21 (i)(k)	MXN	77,222	4,254,958
Deutsche Bank Mexico SA
8.00%, 10/31/34 (i)(k)		51,325	1,809,934

	Principal Amount (000)		U.S. $ Value
8.00%, 10/31/34 (e)(i)(k)	MXN	38,384	$1,353,564
Finalam, S.A. de C.V.
17.25%, 8/06/19 (i)(k)		17,585	968,912
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (i)(k)	U.S.$	1,883	1,243,652
Series B2
11.00%, 1/01/22 (i)(k)		3,514	2,890,917
Series B3
11.00%, 9/01/22 (i)(k)		668	573,880
Recife Funding
Zero Coupon, 11/05/29 (i)(k)		5,532	4,664,424
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21(i)(k)		5,379	4,153,759
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (i)(k)		4,432	4,136,201

Total Whole Loan Trusts (cost $32,179,237)			26,581,653

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.3%
California - 0.1%
State of California
Series 2010
7.625%, 3/01/40		30	45,832
7.95%, 3/01/36		10,685	12,190,089

			12,235,921

Illinois - 0.1%
State of Illinois
Series 2010
7.35%, 7/01/35		4,440	4,750,756

New Jersey - 0.0%
New Jersey Transportation Trust Fund Authority
Series 2016
5.00%, 6/15/28		245	265,176

Texas - 0.1%
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	4,023,186

Total Local Governments - US Municipal Bonds (cost $18,972,249)			21,275,039

BANK LOANS - 0.3%
Industrial - 0.3%
Capital Goods - 0.0%
Gardner Denver, Inc.
4.546% (LIBOR 3 Month + 3.25%), 7/30/20 (m)		1,352	1,353,212

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
3.96% (LIBOR 1 Month + 2.75%), 8/13/21 (m)	U.S.$	773	$774,269
Harbor Freight Tools USA, Inc.
4.476% (LIBOR 1 Month + 3.25%), 8/18/23 (m)		852	851,119

			1,625,388

Energy - 0.2%
California Resources Corporation
11.534% (LIBOR 1 Month + 10.375%), 12/31/21 (m)		9,558	10,084,199
Chesapeake Energy Corporation
8.686% (LIBOR 3 Month + 7.50%), 8/23/21(m)		4,490	4,743,225

			14,827,424

Technology - 0.0%
Avaya Inc.
5.67% (LIBOR 3 Month + 4.50%), 10/26/17 (m)		103	81,725
8.72% (LIBOR 1 Month + 7.50%), 1/24/18 (j) (l) (m)		1,301	1,340,299

			1,422,024

Total Bank Loans (cost $18,380,732)			19,228,048

	Shares
COMMON STOCKS - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc.(j)		4,301	74,020

Financials - 0.2%
Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (j)(n)		9,702	10,020,342

Diversified Financial Services - 0.0%
iPayment, Inc. (i)(j)(k)		2,345,515	1,501,130

			11,521,472

Total Common Stocks (cost $12,591,154)			11,595,492

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	ARS	7,208	$7,424,240
9.125%, 3/16/24 (a)		748	843,370
Provincia de Cordoba
7.125%, 6/10/21 (a)		2,299	2,431,193

Total Local Governments - Regional Bonds (cost $10,379,101)			10,698,803

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.0%
Morgan Stanley
5.85%		3,500	95,620
Wells Fargo & Co.
5.625%		5,000	128,700

			224,320

Diversified Financial Services - 0.0%
iPayment, Inc.
Zero Coupon (i)(k)		14,147	1,414,700

REITS - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	5,756,351

Total Preferred Stocks (cost $7,304,075)			7,395,371

	Principal Amount (000)
COLLATERALIZED LOAN OBLIGATIONS - 0.1%
Cayman Islands - 0.0%
Dryden Senior Loan Fund
Series 2016-43A, Class A
2.696% (LIBOR 3 Month + 1.54%), 7/20/29 (a)(g)	U.S.$	250	253,316

United States - 0.1%
Madison Park Funding XII Ltd.
Series 2014-12A, Class AR
2.416% (LIBOR 3 Month + 1.26%), 7/20/26 (a)(g)		377	377,442
Voya CLO Ltd.
Series 2016-1A, Class D
7.706% (LIBOR 3 Month + 6.55%), 1/20/27 (a)(g)		3,500	3,502,299

			3,879,741

Total Collateralized Loan Obligations (cost $4,027,877)			4,133,057

	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
BRL/USD
Expiration: Aug 2017, Exercise Price: BRL 3.25 (j)(o)		209,625,000	$439,194
ZAR/USD
Expiration: Jul 2017, Exercise Price: ZAR 13.25 (j)(o)		415,056,250	478,905

Total Options Purchased - Calls (premiums paid $1,583,876)			918,099

	Principal Amount (000)
AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.625%, 11/15/30	U.S.$	150	214,097
6.25%, 5/15/29		95	128,863
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		225	213,075

Total Agencies (cost $517,085)			556,035

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
ZAR/USD
Expiration: Jul 2017, Exercise Price: ZAR 14.05 (j)(o) (premiums paid $105,561)		445,385,000	57,569

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (i)(j)(k)		27	0
Flexpath Capital, Inc., expiring 4/15/31 (i)(j)(k)		42,267	0
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (j)		1,568	1,254
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (j)		3,724	5,586

Total Warrants (cost $27,089)			6,840

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.79% (p)(q) (cost $141,336,073)		141,336,073	141,336,073

	Principal Amount (000)		U.S. $ Value
Time Deposits - 0.3%
ANZ, London
0.418%, 7/03/17	AUD	1,444	$1,109,886
0.60%, 7/03/17	NZD	3,952	2,896,261
BBH, Grand Cayman
(1.45)%, 7/03/17	CHF	464	484,009
(1.032)%, 7/03/17	SEK	50,139	5,951,454
(0.26)%, 7/03/17	JPY	226	2,007
0.073%, 7/03/17	NOK	1	111
Sumitomo, Tokyo
(0.567)%, 7/03/17	EUR	3,293	3,760,636
0.58%, 7/03/17	U.S.$	4,480	4,479,513
Wells Fargo, Grand Cayman
5.75%, 7/03/17	ZAR	25,451	1,945,434

Total Time Deposits (cost $20,557,836)			20,629,311

Emerging Markets - Sovereigns - 0.2%
Egypt - 0.1%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 3/08/18 (a)	EGP	165,270	8,059,488

United Kingdom - 0.1%
HSBC Bank PLC
Zero Coupon, 11/02/17 (a)		122,225	6,310,237

Total Emerging Markets - Sovereigns (cost $14,786,784)			14,369,725

Total Short-Term Investments (cost $176,680,693)			176,335,109

Total Investments - 104.3% (cost $6,809,864,034) (r)			6,906,608,052
Other assets less liabilities - (4.3)%			(282,244,570)

Net Assets - 100.0%			$6,624,363,482

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	5	September 2017	$6,681,707	$6,673,038	$(8,669)
Australia 10 Yr Bond Future	99	September 2017	9,978,626	9,835,554	(143,072)
U.S. Long Bond (CBT) Futures	24	September 2017	3,662,533	3,688,500	25,967
U.S. T-Note 2 Yr (CBT) Futures	1,209	September 2017	261,691,657	261,276,236	(415,421)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	971	September 2017	$122,634,258	$121,890,844	$(743,414)
U.S. Ultra Bond (CBT) Futures	77	September 2017	12,510,695	12,772,375	261,680
UK Long Gilt Bond Futures	230	September 2017	38,261,056	37,616,187	(644,869)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	31	September 2017	41,455,523	41,372,838	82,685
Canada 10 Yr Bond Futures	1,384	September 2017	154,134,616	150,000,925	4,133,691
Euro Buxl 30 Yr Bond Futures	253	September 2017	48,106,786	47,251,384	855,402
Euro-BOBL Futures	1,488	September 2017	226,040,687	223,826,675	2,214,012
Euro-Bund Futures	1,060	September 2017	199,300,752	195,972,607	3,328,145
Euro-Schatz Futures	698	September 2017	89,400,328	89,169,134	231,194
U.S. 10 Yr Ultra Futures	1,386	September 2017	186,882,609	186,850,125	32,484
U.S. T-Note 5 Yr (CBT) Futures	2,437	September 2017	288,363,352	287,166,181	1,197,171
U.S. T-Note 10 Yr (CBT) Futures	7	September 2017	880,266	878,719	1,547

					$10,408,533

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	338,512	USD	255,617	7/10/17	$(4,548,002)
Australia and New Zealand Banking Group Ltd.	CNY	1,352,716	USD	195,861	7/18/17	(3,729,205)
Bank of America, NA	BRL	188,665	USD	57,030	7/05/17	80,908
Bank of America, NA	USD	56,436	BRL	188,665	7/05/17	512,759
Bank of America, NA	RUB	715,156	USD	11,881	7/07/17	(240,535)
Bank of America, NA	ZAR	347,383	USD	25,295	7/10/17	(1,235,179)
Bank of America, NA	EUR	14,174	USD	16,094	7/13/17	(100,544)
Bank of America, NA	USD	71,974	EUR	64,047	7/13/17	1,207,651
Bank of America, NA	KRW	72,447,198	USD	64,322	7/27/17	1,036,640
Bank of America, NA	TWD	1,673,418	USD	55,219	7/28/17	166,104
Bank of America, NA	BRL	188,665	USD	56,102	8/02/17	(480,960)
Bank of America, NA	INR	4,009,353	USD	61,730	8/22/17	35,146
Bank of America, NA	RUB	1,116,059	USD	19,058	9/13/17	417,391
BNP Paribas SA	ARS	52,896	USD	3,186	7/05/17	4,044
BNP Paribas SA	USD	2,917	ARS	52,896	7/05/17	265,612
BNP Paribas SA	AUD	23,853	USD	17,787	7/10/17	(545,597)
BNP Paribas SA	USD	131,405	CNH	896,749	7/18/17	713,008
Citibank, NA	BRL	161,726	USD	48,864	7/05/17	47,199
Citibank, NA	USD	48,886	BRL	161,726	7/05/17	(69,355)
Citibank, NA	ZAR	705,683	USD	53,070	7/11/17	(815,447)
Citibank, NA	EUR	40,787	USD	45,767	7/13/17	(836,653)
Citibank, NA	COP	90,648,584	USD	30,965	7/14/17	1,259,764
Citibank, NA	USD	13,390	COP	39,285,200	7/14/17	(516,362)
Citibank, NA	PLN	243,830	USD	62,753	7/20/17	(3,041,312)
Citibank, NA	USD	31,652	ARS	527,919	7/24/17	(227,100)
Citibank, NA	TWD	1,364,500	USD	45,003	7/28/17	113,165
Citibank, NA	MXN	3,091,383	USD	170,894	8/03/17	1,417,374
Citibank, NA	USD	45,873	TRY	164,973	8/18/17	407,113
Citibank, NA	USD	128,875	INR	8,337,994	8/21/17	(557,640)
Citibank, NA	RUB	961,129	USD	16,600	9/13/17	547,238

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	BRL	26,939	USD	8,176	7/05/17	$44,175
Credit Suisse International	USD	8,143	BRL	26,939	7/05/17	(11,553)
Credit Suisse International	EUR	59,957	SEK	582,738	7/13/17	692,838
Credit Suisse International	USD	15,552	NOK	129,515	7/14/17	(36,016)
Credit Suisse International	MXN	132,228	CAD	9,396	8/08/17	6,650
Credit Suisse International	TRY	218,393	USD	61,085	8/18/17	(180,434)
Credit Suisse International	USD	94,613	CAD	124,997	8/24/17	1,860,237
Credit Suisse International	EUR	6,163	SEK	59,932	8/30/17	76,538
Credit Suisse International	EUR	6,134	SEK	59,610	8/31/17	71,138
Credit Suisse International	NZD	9,471	CAD	9,126	9/14/17	114,488
Credit Suisse International	USD	2,914	TRY	11,044	9/22/17	154,353
Credit Suisse International	USD	14,102	SEK	122,705	11/20/17	582,942
Credit Suisse International	AUD	10,284	CHF	7,489	12/19/17	11,726
Credit Suisse International	USD	2,983	TRY	11,640	12/21/17	172,590
Credit Suisse International	AUD	4,123	NOK	26,224	12/27/17	(10,005)
Deutsche Bank AG	USD	11,881	RUB	715,156	7/07/17	240,535
Deutsche Bank AG	JPY	54,497,456	USD	478,535	7/14/17	(6,187,121)
Deutsche Bank AG	TRY	10,644	USD	2,897	7/26/17	(109,566)
Deutsche Bank AG	CHF	7,489	AUD	10,284	12/19/17	(11,585)
Deutsche Bank AG	NOK	26,224	AUD	4,123	12/27/17	10,026
Goldman Sachs Bank USA	INR	4,290,155	USD	66,121	8/22/17	105,815
Goldman Sachs Bank USA	SEK	59,609	EUR	6,134	8/31/17	(71,059)
HSBC Bank USA	EUR	75,194	USD	83,270	7/13/17	(2,647,986)
HSBC Bank USA	SEK	1,099,285	USD	124,193	7/14/17	(6,357,032)
HSBC Bank USA	USD	59,496	PLN	222,557	7/20/17	557,882
HSBC Bank USA	USD	65,056	CNY	443,810	8/16/17	240,242
HSBC Bank USA	SGD	37,612	USD	26,968	8/17/17	(370,555)
HSBC Bank USA	USD	16,165	TRY	57,797	8/18/17	48,835
HSBC Bank USA	CAD	684,154	USD	516,257	8/24/17	(11,778,217)
JPMorgan Chase Bank, NA	CAD	40,383	NZD	42,831	7/10/17	240,058
JPMorgan Chase Bank, NA	EUR	9,390	USD	10,537	7/13/17	(192,151)
JPMorgan Chase Bank, NA	USD	69,877	GBP	54,998	7/21/17	1,794,023
JPMorgan Chase Bank, NA	USD	2,897	TRY	10,607	7/26/17	98,925
JPMorgan Chase Bank, NA	USD	6,213	ZAR	81,887	7/26/17	21,762
JPMorgan Chase Bank, NA	ZAR	81,887	USD	6,213	7/26/17	(21,756)
JPMorgan Chase Bank, NA	KRW	76,508,642	USD	67,680	7/27/17	846,586
JPMorgan Chase Bank, NA	MXN	135,920	USD	7,415	8/3/17	(36,600)
JPMorgan Chase Bank, NA	CAD	18,563	MXN	260,987	8/8/17	(26,563)
JPMorgan Chase Bank, NA	MXN	128,759	CAD	9,167	8/8/17	19,945
JPMorgan Chase Bank, NA	BRL	112,720	USD	33,153	8/22/17	(517,033)
JPMorgan Chase Bank, NA	SEK	59,932	EUR	6,163	8/30/17	(76,431)
JPMorgan Chase Bank, NA	CAD	9,125	NZD	9,471	9/14/17	(113,842)
JPMorgan Chase Bank, NA	TRY	11,044	USD	2,914	9/22/17	(154,305)
JPMorgan Chase Bank, NA	AUD	11,846	JPY	963,655	11/6/17	(472,440)
JPMorgan Chase Bank, NA	JPY	963,640	AUD	11,846	11/6/17	472,579
JPMorgan Chase Bank, NA	SEK	122,706	USD	14,102	11/20/17	(582,974)
JPMorgan Chase Bank, NA	TRY	11,640	USD	2,983	12/21/17	(172,573)
Morgan Stanley Capital Services LLC	AUD	15,758	USD	11,877	7/10/17	(234,123)
Morgan Stanley Capital Services LLC	NZD	156,821	USD	109,131	7/10/17	(5,777,150)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	EUR	22,579	USD	25,106	7/13/17	$(692,949)
Morgan Stanley Capital Services LLC	NOK	139,855	USD	16,150	7/14/17	(604,760)
Morgan Stanley Capital Services LLC	SEK	1,207,676	USD	136,439	7/14/17	(6,984,156)
Morgan Stanley Capital Services LLC	USD	104,622	JPY	11,590,066	7/14/17	(1,534,891)
Royal Bank of Scotland PLC	EUR	1,074,668	USD	1,143,793	7/13/17	(84,145,212)
Royal Bank of Scotland PLC	GBP	98,761	EUR	113,186	7/13/17	664,810
Royal Bank of Scotland PLC	USD	66,142	EUR	60,250	7/13/17	2,700,130
Royal Bank of Scotland PLC	GBP	296,635	USD	383,567	7/21/17	(2,995,156)
Standard Chartered Bank	EUR	3,546	USD	4,002	7/13/17	(49,676)
UBS AG	USD	16,520	EUR	15,156	7/13/17	797,848

						$(129,220,969)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Call - BRL vs. USD (o)	BRL	3.65	August 2017	235,425	$1,023,422	$(159,466)
Call - CAD vs. NZD (o)	CAD	0.99	September 2017	44,649	163,022	(89,759)
Call - CAD vs. NZD (o)	CAD	0.99	September 2017	44,649	155,891	(91,997)
Call - CHF vs. AUD (o)	CHF	0.76	December 2017	32,566	277,897	(261,065)
Call - JPY vs. AUD (o)	JPY	84.80	November 2017	3,693,040	307,961	(1,013,628)
Call - KRW vs. JPY (o)	KRW	10.49	July 2017	73,401,300	568,048	(24,250)
Call - MXN vs. CAD (o)	MXN	14.68	August 2017	640,782	342,325	(98,896)
Call - MXN vs. CAD (o)	MXN	14.68	August 2017	641,516	359,246	(99,009)
Call - MXN vs. USD (o)	MXN	21.07	November 2017	670,026	496,080	(128,329)
Call - NOK vs. AUD (o)	NOK	6.70	December 2017	145,390	112,950	(128,555)
Call - NOK vs. EUR (o)	NOK	9.59	July 2017	279,185	98,764	(109,517)
Call - NZD vs. AUD (o)	NZD	1.15	September 2017	47,351	152,959	(5,274)
Call - RUB vs. USD (o)	RUB	65.00	November 2017	1,036,750	285,505	(229,746)
Call - RUB vs. USD (o)	RUB	65.00	November 2017	1,036,750	283,112	(229,746)
Call - SEK vs. EUR (o)	SEK	9.85	July 2017	287,966	98,678	(40,641)
Call - SEK vs. EUR (o)	SEK	9.92	August 2017	285,696	139,950	(53,174)
Call - SEK vs. EUR (o)	SEK	9.92	August 2017	285,650	137,430	(55,030)
Call - SEK vs. EUR (o)	SEK	9.93	September 2017	290,558	142,267	(95,086)
Call - SEK vs. USD (o)	SEK	9.06	November 2017	581,002	600,938	(149,445)
Call - TRY vs. USD (o)	TRY	3.86	July 2017	61,181	166,583	(8,208)
Call - TRY vs. USD (o)	TRY	4.10	September 2017	64,575	288,225	(33,917)
Call - TRY vs. USD (o)	TRY	4.30	December 2017	67,510	384,650	(94,210)
Call - ZAR vs. USD (o)	ZAR	14.75	July 2017	462,044	478,646	(5,651)
Call - ZAR vs. USD (o)	ZAR	14.05	July 2017	445,385	405,443	(57,569)
Put - JPY vs. CAD (o)	JPY	76.00	September 2017	6,372,600	478,060	(62,324)
Put - KRW vs. USD (o)	KRW	1,113.00	September 2017	18,197,550	94,339	(101,918)
Put - KRW vs. USD (o)	KRW	1,113.00	September 2017	18,197,550	94,012	(101,918)
Put - NZD vs. AUD (o)	NZD	1.03	September 2017	44,869	157,824	(105,381)
Put - NZD vs. AUD (o)	NZD	1.02	September 2017	44,672	153,937	(82,658)

					$8,448,164	$(3,716,367)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX) iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)%	2.48%	EUR 30,850	$(4,106,048)	$(1,135,426)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broke/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	GBP	164,000	5/21/18	6 Month LIBOR	0.780%	$546,885
Citigroup Global Markets, Inc./(CME Group)		$339,200	8/08/18	1.564%	3 Month LIBOR	(1,856,082)
Citigroup Global Markets, Inc./(CME Group)	BRL	767,991	1/02/19	9.180%	CDI	(744,350)
Citigroup Global Markets, Inc./(CME Group)		748,372	1/02/19	9.235%	CDI	(874,940)
Citigroup Global Markets, Inc./(CME Group)	GBP	164,000	2/20/19	0.878%	6 Month LIBOR	(1,053,582)
Citigroup Global Markets, Inc./(CME Group)	MXN	521,952	6/22/20	4 Week TIIE	6.770%	19,668
Citigroup Global Markets, Inc./(CME Group)	BRL	299,562	1/04/21	CDI	10.215%	639,442
Citigroup Global Markets, Inc./(CME Group)		298,741	1/04/21	CDI	10.165%	529,016
Citigroup Global Markets, Inc./(CME Group)		$1,000	3/17/21	3 Month LIBOR	1.404%	(11,464)
Citigroup Global Markets, Inc./(CME Group)		145,430	8/08/23	3 Month LIBOR	2.823%	7,887,634
Citigroup Global Markets, Inc./(CME Group)		58,500	11/09/25	2.130%	3 Month LIBOR	248,367
Citigroup Global Markets, Inc./(CME Group)		600	1/30/27	2.459%	3 Month LIBOR	(14,892)
Citigroup Global Markets, Inc./(CME Group)	MXN	191,614	6/14/27	7.090%	4 Week TIIE	55,129
Citigroup Global Markets, Inc./(LCH Group)	GBP	23,580	1/09/22	0.981%	6 Month LIBOR	(106,853)

				Rate Type
Clearing Broke/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)		$75,000	12/23/23	2.989%	3 Month LIBOR	$(4,292,237)
Citigroup Global Markets, Inc./(LCH Group)		38,000	1/13/24	3.074%	3 Month LIBOR	(2,812,364)
Morgan Stanley & Co., LLC/(CME Group)	GBP	23,580	1/09/22	6 Month LIBOR	0.911%	(253)
Morgan Stanley & Co., LLC/(CME Group)		$150	5/05/45	3 Month LIBOR	2.566%	541
Morgan Stanley & Co., LLC/(CME Group)		100	7/16/45	3 Month LIBOR	3.019%	10,773
Morgan Stanley & Co., LLC/(LCH Group)		17,540	2/28/24	6 Month LIBOR	1.251%	(248,674)
Morgan Stanley & Co., LLC/(LCH Group)		17,540	2/29/24	1.251%	6 Month LIBOR	(237,920)
Morgan Stanley & Co., LLC/(LCH Group)	EUR	5,450	2/08/47	6 Month EURIBOR	1.298%	(329,713)
Morgan Stanley & Co., LLC/(LCH Group)		5,450	2/08/47	1.426%	6 Month EURIBOR	129,158
Morgan Stanley & Co., LLC/(LCH Group)		5,400	2/08/47	6 Month EURIBOR	1.293%	(335,241)
Morgan Stanley & Co., LLC/(LCH Group)		5,400	2/08/47	1.425%	6 Month EURIBOR	129,528

						$(2,722,424)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515% 5/22/18, 6/20/20*	5.00%	5.60%	$950	$(13,266)	$24,959	$(38,225)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.67	950	121,437	44,576	76,861
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	5,029	(920,446)	(83,242)	(837,204)
Citibank, NA

Swap Counterparty &Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB Series 6, 5/11/63*	5.00%	9.74%	$4,994	$(914,041)	$(85,302)	$(828,739)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	1,088	(126,444)	(129,231)	2,787
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	735	(85,481)	(105,473)	19,992
Nabors Industries, Inc., 6.150% 2/15/18, 6/20/20*	1.00	2.22	950	(32,596)	(67,730)	35,134
Safeway, Inc., 7.250% 2/1/31, 6/20/20*	1.00	1.51	950	(13,534)	(49,381)	35,847
Staples, Inc., 2.750% 1/12/18, 6/20/20*	1.00	0.99	950	646	(24,080)	24,726
Weatherford International, LLC, 6.800% 6/15/37, 6/20/20*	1.00	4.04	950	(79,095)	(52,461)	(26,634)
Credit Suisse International
Avon Products, Inc., 6.500% 3/1/19, 6/20/20*	1.00	3.49	950	(66,305)	(104,631)	38,326
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	6,500	(1,188,778)	80,219	(1,268,997)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	2,925	(339,934)	(177,082)	(162,852)
Freeport-Mcmoran, Inc., 3.550% 3/1/22, 6/20/20*	1.00	1.69	950	(18,466)	(42,880)	24,414
Teck Resources Ltd., 3.75% 2/1/23, 6/20/20*	1.00	0.91	950	2,910	(45,589)	48,499
Transocean, Inc., 7.375% 4/15/18, 6/20/20*	1.00	3.29	950	(60,676)	(127,714)	67,038
Deutsche Bank AG
CMBX.NA.A Series 6, 5/11/63*	2.00	2.66	3,000	(95,133)	(62,040)	(33,093)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	53	(6,159)	(3,898)	(2,261)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	618	(71,822)	(72,522)	700
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	564	(65,593)	(69,892)	4,299

Swap Counterparty &Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CMBX.NA.A. Series 6, 5/11/63*	2.00%	2.67%	$3,000	$(95,133)	$(57,427)	$(37,706)
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	9,988	(1,828,082)	(160,065)	(1,668,017)
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	9,989	(1,828,264)	(181,193)	(1,647,071)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	1,611	(187,225)	(183,754)	(3,471)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	244	(28,357)	(27,847)	(510)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	979	(113,776)	(110,925)	(2,851)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	5,815	(675,800)	(363,556)	(312,244)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	1,260	(146,433)	(78,776)	(67,657)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	7,000	(813,516)	(488,309)	(325,207)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	7,947	(923,574)	(555,095)	(368,479)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	5,000	(581,500)	(401,193)	(180,307)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	10,000	(1,163,000)	(802,386)	(360,614)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	10,000	(1,163,001)	(811,390)	(351,611)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	15,000	(1,744,500)	(1,257,127)	(487,373)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	5,000	(581,500)	(419,042)	(162,458)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	575	(66,873)	(51,324)	(15,549)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	3,346	(389,140)	(305,660)	(83,480)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	279	(32,448)	(26,432)	(6,016)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	557	(64,779)	(53,747)	(11,032)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	558	(64,895)	(58,265)	(6,630)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.74	1,115	(129,674)	(127,252)	(2,422)

				$(16,594,246)	$(7,674,159)	$(8,920,087)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2017
Barclays Capital, Inc.†	1,556	EUR	(1.75	)%*	–	$1,769,890
Credit Suisse Securities (USA) LLC†	3,906	USD	0.25%		–	3,910,123
JPMorgan Chase Bank, NA	2,130	EUR	(1.50	)%*	7/13/17	2,424,265
JPMorgan Chase Bank, NA†	1,798	EUR	(1.50	)%*	–	2,052,958
JPMorgan Chase Bank, NA	1,554	USD	0.31%		7/13/17	1,555,138

						$11,712,374

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2017
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statement of assets and liabilities is as follows:

Reverse Repurchase Agreements

	Overnight and Continuous			Up to 30 Days	31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade		$7,732,971		$2,424,265	$	– 0	–	$	– 0	–	$10,157,236
Corporates - Investment Grade	$	– 0	–	$1,555,138	$	– 0	–	$	– 0	–	$1,555,138

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $2,254,668,399 or 34.0% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Variable rate coupon, rate shown as of June 30, 2017.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.64% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.716%, 4/25/26	4/29/16	$6,001,560	$6,028,116	0.09%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.716%, 4/25/26	4/29/16	24,392,497	25,370,014	0.38%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS
5.00%, 12/31/17	10/30/14	4,257,131	1,480,373	0.02%
H/2 Asset Funding NRE Series 2015-1A
2.866%, 6/24/49	6/19/15	4,401,001	4,401,001	0.07%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
2.862%, 11/15/26	11/13/15	5,241,757	5,200,139	0.08%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,886,876	301,000	0.00%

(i)	Illiquid security.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Defaulted.
(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2017.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$10,020,342	0.15%

(o)	One contract relates to 1 share.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $190,714,662 and gross unrealized depreciation of investments was $(93,970,644), resulting in net unrealized appreciation of $96,744,018.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN(1)

June 30, 2017 (unaudited)

38.6%	United States
7.5%	United Kingdom
7.0%	Canada
5.7%	Japan
5.7%	Italy
3.3%	Germany
3.2%	Sweden
3.1%	Belgium
2.8%	Brazil
2.8%	Mexico
2.4%	Spain
2.3%	France
1.9%	Australia
11.1%	Other
2.6%	Short-Term

100.0%	Total Investments

(1)	All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Angola, Argentina, Bahrain, Bermuda, Cayman Islands, Chile, China, Colombia, Denmark, Dominican Republic, Egypt, India, Indonesia, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Malaysia, Morocco, Netherlands, New Zealand, Norway, Peru, Poland, Portugal, Russia, Singapore, South Korea, Switzerland, Turkey, United Arab Emirates and Uruguay.

AB Global Bond Fund

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$3,169,329,426		$	– 0	–	$3,169,329,426
Corporates - Investment Grade		– 0	–	1,294,518,211			– 0	–	1,294,518,211
Inflation-Linked Securities		– 0	–	485,938,144			– 0	–	485,938,144
Collateralized Mortgage Obligations		– 0	–	402,733,531			– 0	–	402,733,531
Governments - Sovereign Agencies		– 0	–	219,436,595			– 0	–	219,436,595
Mortgage Pass-Throughs		– 0	–	208,697,675			– 0	–	208,697,675
Corporates - Non-Investment Grade		– 0	–	170,604,672			1,480,373	#	172,085,045
Commercial Mortgage-Backed Securities		– 0	–	52,309,532			87,230,623		139,540,155
Emerging Markets - Treasuries		– 0	–	138,728,829			– 0	–	138,728,829
Covered Bonds		– 0	–	110,277,086			– 0	–	110,277,086
Local Governments - Provincial Bonds		– 0	–	85,097,761			– 0	–	85,097,761
Emerging Markets - Sovereigns		– 0	–	52,859,225			– 0	–	52,859,225
Quasi-Sovereigns		– 0	–	50,470,491			– 0	–	50,470,491
Emerging Markets - Corporate Bonds		– 0	–	44,319,243			– 0	–	44,319,243
Governments - Sovereign Bonds		– 0	–	26,968,287			– 0	–	26,968,287
Asset-Backed Securities		– 0	–	7,119,929			19,707,304		26,827,233
Whole Loan Trusts		– 0	–	– 0	–		26,581,653		26,581,653
Local Governments - US Municipal Bonds		– 0	–	21,275,039			– 0	–	21,275,039
Bank Loans		– 0	–	19,228,048			– 0	–	19,228,048
Common Stocks		74,020		– 0	–		11,521,472		11,595,492
Local Governments - Regional Bonds		– 0	–	10,698,803			– 0	–	10,698,803
Preferred Stocks		5,980,671		– 0	–		1,414,700		7,395,371
Collateralized Loan Obligations		– 0	–	– 0	–		4,133,057		4,133,057
Options Purchased - Calls		– 0	–	918,099			– 0	–	918,099
Agencies		– 0	–	556,035			– 0	–	556,035
Options Purchased - Puts		– 0	–	57,569			– 0	–	57,569
Warrants		6,840		– 0	–		– 0	–#	6,840
Short-Term Investments:
Investment Companies		141,336,073		– 0	–		– 0	–	141,336,073
Time Deposits		– 0	–	20,629,311			– 0	–	20,629,311
Emerging Markets - Sovereigns		– 0	–	14,369,725			– 0	–	14,369,725

Total Investments in Securities		147,397,604		6,607,141,266			152,069,182		6,906,608,052
Other Financial Instruments*:
Assets
Futures		12,363,978		– 0	–		– 0	–	12,363,978
Forward Currency Exchange Contracts		– 0	–	20,878,792			– 0	–	20,878,792
Centrally Cleared Interest Rate Swaps		– 0	–	10,196,141			– 0	–	10,196,141
Credit Default Swaps		– 0	–	378,623			– 0	–	378,623
Liabilities
Futures		(1,955,445)		– 0	–		– 0	–	(1,955,445)
Forward Currency Exchange Contracts		– 0	–	(150,099,761)			– 0	–	(150,099,761)
Currency Options Written		– 0	–	(3,716,367)			– 0	–	(3,716,367)
Centrally Cleared Credit Default Swaps		– 0	–	(1,135,426)			– 0	–	(1,135,426)
Centrally Cleared Interest Rate Swaps		– 0	–	(12,918,565)			– 0	–	(12,918,565)
Credit Default Swaps		– 0	–	(9,298,710)			– 0	–	(9,298,710)

Total^		$157,806,137		$6,461,425,993			$152,069,182		$6,771,301,312

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
^	There were no transfers between Level 1and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations			Corporates - Non- Investment Grade#		Commercial Mortgage - Backed Securities			Asset-Backed Securities
Balance as of 9/30/16		$41,090,329		$1,043,517			$84,111,823		$21,071,213
Accrued discounts/(premiums)		– 0	–	241,792			211,364		21,675
Realized gain (loss)		– 0	–	– 0	–		(345,749)		349,854
Change in unrealized appreciation/ depreciation		(6,961)		195,064			1,057,069		(167,293)
Purchases		– 0	–	– 0	–		29,139,393		12,353,347
Sales/Paydowns		(2,784,515)		– 0	–		(26,943,277)		(10,545,927)
Reclassification		– 0	–	– 0	–		– 0	–	(3,375,565)
Transfers into Level 3		– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3		(38,298,853)		– 0	–		– 0	–	– 0	–

Balance as of 6/30/17	$	– 0	–	$1,480,373			$87,230,623		$19,707,304

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$	– 0	–	$195,064			$1,049,368		$25,480

	Whole Loan Trusts			Common Stocks		Preferred Stocks			Collateralized Loan Oblications
Balance as of 9/30/16		$38,087,167		$16,529,981		$	– 0	–	$ – 0	–
Accrued discounts/(premiums)		32,615		– 0	–		– 0	–	10,109
Realized gain (loss)		(2,183,701)		(253,762)			– 0	–	– 0	–
Change in unrealized appreciation/ depreciation		(2,027,601)		(390,561)			– 0	–	118,664
Purchases		1,131,663		1,501,130			1,414,700		628,719
Sales/Paydowns		(8,458,490)		(5,865,316)			– 0	–	– 0	–
Reclassification		– 0	–	– 0	–		– 0	–	3,375,565
Transfers into Level 3		– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 6/30/17		$26,581,653		$11,521,472			$1,414,700		$4,133,057

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17		$(2,027,601)		$(281,417)		$	– 0	–	$118,665

	Warrants#			Total
Balance as of 9/30/16	$	– 0	–	$201,934,030
Accrued discounts/(premiums)		–0	–	517,555
Realized gain (loss)		–0	–	(2,433,358)
Change in unrealized appreciation/depreciation		–0	–	(1,221,619)
Purchases		–0	–	46,168,952
Sales/Paydowns		– 0	–	(54,597,525)
Reclassification		– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(38,298,853)

Balance as of 6/30/17	$	– 0	–	$152,069,182	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$	– 0	–	$(920,441)

#	The fund held securities with zero market value during the reporting period.
+	An amount of $38,298,853 was transferred out of Level 3 into Level 2 due to an increase in observability during the reporting period. There were no transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2017. Securities priced by third party vendors and NAV equivalent, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/17	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$4,786,410	Recovery Analysis	Delinquency Rate	<4%/N/A
	$4,664,424	Market Approach	Underlying NAV of the Collateral	$84.32/N/A
	$4,153,759	Recovery Analysis	Cumulative Loss	<20%/N/A
	$4,136,201	Discounted Cash Flow	Cash Flow Yield	93.32%
	$3,163,498	Discounted Cash Flow	Level Yield	13.45%/N/A
	$2,890,917	Discounted Cash Flow	Level Yield	88.26%/N/A
	$1,243,652	Discounted Cash Flow	Level Yield	66.06%/N/A
			Discount Rate	12.99%/N/A
	$968,912	Recovery Analysis	Delinquency Rate	<5%/N/A
			Collateralization	1.1X/N/A
	$573,880	Discounted Cash Flow	Level Yield	85.90%/N/A

$26,581,653

Common Stocks	$1,501,130	Market Approach	EBITDA* Projection	$96 mm
			EBITDA* Multiples	9.0x/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Discount Rate, Cumulative Loss, Delinquency Rate and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value September 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2017 (000)	Dividend Income (000)
$4,484	$2,002,249	$1,865,397	$141,336	$368

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2017